Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® Europe Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® International Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) Japan Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® Japan Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
(each a “Fund” and, together, the “Funds”)
Supplement dated April 11, 2024 to the
Prospectus dated December 29, 2023, as supplemented to date
Effective immediately, the Funds’ Prospectus is revised as follows:
The following replaces in its entirety the sixth paragraph under each of the following: (1) the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Principal Investment Strategies” section; (2) the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Principal Investment Strategies” section; (3) the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Principal Investment Strategies” section; (4) the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Principal Investment Strategies” section; (5) the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Principal Investment Strategies” section; and (6) the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Principal Investment Strategies” section:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.